John Hancock Mortgage-Backed Securities ETF Expense Example - John Hancock Mortgage-Backed Securities ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	$ 584